united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Annual Report

June 30, 2018

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.

Member FINRA

Dear Shareholder,

We want to thank you for your investment in the Ladenburg Funds (the “Funds”). Ladenburg Thalmann Asset Management (“LTAM”) has been an asset manager since 1982, and have over 13 years of experience in managing ETF portfolios along with other strategies. We believe that planning for financial success includes applying the core investment principles of portfolio diversification, risk management and disciplined long-term investing. With that in mind, the Funds have been carefully structured and designed for long-term investing; however, they are not static. This letter addresses the Fund’s 2017-2018 fiscal year (July 1st, 2017 to June 30th, 2018).

The past fiscal year presented investors with very different investing environments with the first half being complacent and risk-on while the second half was volatile and defensive. The Trump administration managed to push through the new tax reform bill by year end of 2017, which provided catalyst for further growth in the 9-year-old bull market. Not only did we see positively surprising economic data out of the U.S., but also across the globe, which bolstered investor sentiment and resulted in outsized returns in most major risk assets. However, as we headed into 2018, President Trump shifted his focus from fiscal stimulus to international trade, volatility became the theme of the year. The S&P 500 has posted daily returns in excess of +/-1% on thirty-six occasions year to date as of June 30th, 2018 versus only 8 days in all of 2017.

Aside from headline risks, strong fundamentals continued into the first half of 2018. The global economy is still expanding with the Global Purchasing Managers’ Index for Manufacturing posting a reading of 53.1 as of June. The International Monetary Fund kept their forecast for global growth at 3.9 percent for 2018 and 2019, but noted that the expansion is becoming less even and downside risks to the outlook are increasing. Growth momentum is more favorable in the U.S. compared to other major economies in the near term. Within the U.S., the labor market continued to strengthen with the unemployment rate at 4.0% in June, second quarter GDP increasing at a 4.1% annual rate, and inflation (CPI) ticking up 2.9% year over year. The Fed raised the federal funds rate by 0.25% in their June meeting to keep the economy from overheating and is expected to raise rates two more times this year.

As a result of the positive economic backdrop, the top performing Ladenburg Fund over the trailing 1 year as of June 30th, 2018 was the Aggressive Growth Fund Class I, +9.98%. The other four Ladenburg Funds performed in line with their asset allocation, with the Growth Fund Class I finishing the year +8.70%, Growth and Income Fund Class I +6.71%, Income & Growth Fund Class I +3.97%, and Income Fund Class I +1.67%.

Going forward, we believe our portfolios are well positioned for the current environment. We are now more invested in global equities, as well as shorter duration within fixed income in light of the Federal Reserve’s indication that they will continue to raise rates moving forward. We will further reallocate our portfolios as necessary to cope with any future volatility caused by concerns over political turmoil both domestic and overseas and a slow growth environment.

Again, we thank you for your investment and look forward to a lasting partnership.

With Appreciation,

Ladenburg Thalmann Asset Management

Past performance is no guarantee of future results. Diversification does not ensure a profit or protect against a loss. Portfolio allocations are subject to change. Individual performance results will vary and may include the reinvestment of income, dividends and capital gain distribution. There are risks involved with all investments that could include tax penalties and risk/loss of principal. Before investing in the Fund you should read the prospectus and any other documents carefully and consider the risks the Fund faces through its direct investments and its investments in Investment Funds.

Comparisons to indexes have limitations because indexes have volatility and other material characteristics that may differ from a particular mutual fund. Any indices and other financial benchmarks are provided for illustrative purposes only. The volatility of any Investment Index is materially different from the model portfolio or Fund. Particularly, an Investment Index has results that do not represent actual trading or any material economic and market factors that might have had an impact on the adviser’s decision-making. It is not possible to invest directly in an index. Index performance does not reflect the deduction of any fees or expenses.

Ladenburg Thalmann Asset Management, Inc. is a SEC Registered Investment Adviser under the Investment Advisers Act of 1940 (“Advisers Act”) and Ladenburg Thalmann & Co. Inc. is a broker/dealer and Distributor of the fund. Both financial entities are wholly owned subsidiaries of our parent company Ladenburg Thalmann Financial Services, Inc.” which is listed on the NYSE_American exchange under the symbol LTS. For more information please visit. www.ladenburg.com. For a free prospectus and other information, please call 800-995-5267 or visit www.ladenburgfunds.com.

Investments: - Not FDIC Insured - No Bank Guarantee - May Lose Value

Ladenburg Income Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2018

The Fund’s performance figures* for the year/period ended June 30, 2018, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Income Fund Class A	1.46%	2.75%
Ladenburg Income Fund Class A with load of 5.00%	(3.64)%	0.90%
Ladenburg Income Fund Class C	0.74%	2.15%
Ladenburg Income Fund Class I	1.67%	2.81%
S&P 500 Total Return Index ***	14.37%	15.92%
Barclays US Gov’t/Credit Index ****	(0.63)%	1.40%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 6.14%, 8.43% and 4.36% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2017 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2018	% of Net Assets
Exchange Traded Funds - Debt Funds	59.09%
Exchange Traded Funds - Equity Funds	26.53%
Mutual Funds	11.74%
Short-Term Investment	1.98%
Other Assets in Excess of Liabilities	0.66%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Ladenburg Income & Growth Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2018

The Fund’s performance figures* for the year/period ended June 30, 2018, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Income & Growth Fund Class A	3.68%	4.14%
Ladenburg Income & Growth Fund Class A with load of 5.00%	(1.54)%	2.27%
Ladenburg Income & Growth Fund Class C	2.91%	3.63%
Ladenburg Income & Growth Fund Class I	3.97%	4.49%
S&P 500 Total Return Index ***	14.37%	15.92%
Barclays US Gov’t/Credit Index ****	(0.63)%	1.40%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 4.64%, 5.16% and 2.64% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2017 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2018	% of Net Assets
Exchange Traded Funds - Debt Funds	43.91%
Exchange Traded Funds - Equity Funds	43.31%
Mutual Funds	11.58%
Short-Term Investment	1.04%
Other Assets in Excess of Liabilities	0.16%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Ladenburg Growth & Income Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2018

The Fund’s performance figures* for the year/period ended June 30, 2018, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Growth & Income Fund Class A	6.39%	6.11%
Ladenburg Growth & Income Fund Class A with load of 5.00%	1.09%	4.20%
Ladenburg Growth & Income Fund Class C	5.57%	5.36%
Ladenburg Growth & Income Fund Class I	6.71%	6.19%
S&P 500 Total Return Index ***	14.37%	15.92%
Barclays US Gov’t/Credit Index ****	(0.63)%	1.40%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 3.11%, 4.39% and 1.99% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2017 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2018	% of Net Assets
Exchange Traded Funds - Equity Funds	64.66%
Exchange Traded Funds - Debt Funds	24.10%
Mutual Funds	9.99%
Short-Term Investment	0.95%
Other Assets in Excess of Liabilities	0.30%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Ladenburg Growth Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2018

The Fund’s performance figures* for the year/period ended June 30, 2018, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Growth Fund Class A	8.29%	7.48%
Ladenburg Growth Fund Class A with load of 5.00%	2.92%	5.55%
Ladenburg Growth Fund Class C	7.55%	6.72%
Ladenburg Growth Fund Class I	8.70%	7.58%
S&P 500 Total Return Index ***	14.37%	15.92%
Barclays US Gov’t/Credit Index ****	(0.63)%	1.40%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 3.76%, 4.71% and 2.49% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2017 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2018	% of Net Assets
Exchange Traded Funds - Equity Funds	79.05%
Exchange Traded Funds - Debt Funds	10.24%
Mutual Funds	9.37%
Short-Term Investment	1.28%
Other Assets in Excess of Liabilities	0.06%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Ladenburg Aggressive Growth Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2018

The Fund’s performance figures* for the year/period ended June 30, 2018, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Aggressive Growth Fund Class A	9.68%	9.80%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	4.16%	7.83%
Ladenburg Aggressive Growth Fund Class C	8.89%	8.58%
Ladenburg Aggressive Growth Fund Class I	9.98%	9.35%
S&P 500 Total Return Index ***	14.37%	15.92%
Barclays US Gov’t/Credit Index ****	(0.63)%	1.40%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 9.59%, 14.43% and 4.99% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2017 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2018	% of Net Assets
Exchange Traded Funds - Equity Funds	88.35%
Mutual Funds	5.50%
Exchange Traded Funds - Debt Funds	2.66%
Short-Term Investment	1.90%
Other Assets in Excess of Liabilities	1.59%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Ladenburg Income Fund

PORTFOLIO OF INVESTMENTS

June 30, 2018

Shares		Value

	MUTUAL FUNDS - 11.74%
14,257	AllianzGI Structured Return Fund - Institutional Class	$226,836
42,304	AQR Style Premia Alternative LV Fund - Class I	431,927
11,893	JPMorgan Hedged Equity Fund - Institutional Class	231,436
	TOTAL MUTUAL FUNDS (Cost - $892,507)	890,199

	EXCHANGE TRADED FUNDS - 85.62%
	DEBT FUNDS - 59.09%
6,457	iShares 1-3 Year Credit Bond ETF	669,591
33,159	SPDR Doubleline Total Return Tactical ETF	1,576,711
10,396	VanEck Vectors Fallen Angel High Yield Bond ETF	298,157
8,094	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	137,760
16,667	Vanguard Intermediate-Term Bond ETF	1,349,527
5,734	Vanguard Short-Term Bond ETF	448,456
		4,480,202
	EQUITY FUNDS - 26.53%
2,536	FlexShares Morningstar Emerging Markets Factor Tilt Index	136,706
4,025	JPMorgan Diversified Return International Equity ETF	231,840
4,196	Schwab International Small-Cap Equity ETF	151,350
8,443	Schwab U.S. Large-Cap Growth ETF	639,811
7,145	Schwab U.S. Large-Cap Value ETF	379,542
2,005	Schwab US Small-Cap ETF	147,508
1,237	Vanguard Mid-Cap Growth ETF	166,265
1,433	Vanguard Mid-Cap Value ETF	158,289
		2,011,311
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,501,239)	6,491,513

	SHORT-TERM INVESTMENT - 1.98%
	MONEY MARKET FUND
149,818	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.81% +	149,818
	(Cost - $149,818)

	TOTAL INVESTMENTS - 99.34% (Cost - $7,543,564)	$7,531,530
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.66%	50,149
	TOTAL NET ASSETS - 100.00%	$7,581,679

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund

PORTFOLIO OF INVESTMENTS

June 30, 2018

Shares		Value

	MUTUAL FUNDS - 11.58%
45,759	AllianzGI Structured Return Fund - Institutional Class	$728,031
118,437	AQR Style Premia Alternative LV Fund - Class I	1,209,245
53,795	JPMorgan Hedged Equity Fund - Institutional Class	1,046,846
	TOTAL MUTUAL FUNDS (Cost - $2,960,408)	2,984,122

	EXCHANGE TRADED FUNDS - 87.22%
	DEBT FUNDS - 43.91%
7,063	iShares 1-3 Year Credit Bond ETF	732,433
83,212	SPDR Doubleline Total Return Tactical ETF	3,956,730
33,120	VanEck Vectors Fallen Angel High Yield Bond ETF	949,882
39,148	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	666,299
35,870	Vanguard Intermediate-Term Bond ETF	2,904,394
26,913	Vanguard Short-Term Bond ETF	2,104,866
		11,314,604
	EQUITY FUNDS - 43.31%
16,733	FlexShares Morningstar Emerging Markets Factor Tilt Index	902,014
17,142	JPMorgan Diversified Return International Equity ETF	987,379
13,854	Schwab International Small-Cap ETF	499,714
41,702	Schwab U.S. Large-Cap Growth ETF	3,160,177
51,740	Schwab U.S. Large-Cap Value ETF	2,748,429
13,875	Schwab US Small-Cap ETF	1,020,784
8,005	Vanguard Mid-Cap Growth ETF	1,075,952
6,921	Vanguard Mid-Cap Value ETF	764,494
		11,158,943
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $22,020,962)	22,473,547

	SHORT-TERM INVESTMENT - 1.04%
	MONEY MARKET FUND
269,192	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.81% +	269,192
	(Cost - $269,192)

	TOTAL INVESTMENTS - 99.84% (Cost - $25,250,562)	$25,726,861
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.16%	40,548
	TOTAL NET ASSETS - 100.00%	$25,767,409

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund

PORTFOLIO OF INVESTMENTS

June 30, 2018

Shares		Value

	MUTUAL FUNDS - 9.99%
147,228	AllianzGI Structured Return Fund - Institutional Class	$2,342,399
207,718	AQR Style Premia Alternative LV Fund - Class I	2,120,803
161,847	JPMorgan Hedged Equity Fund - Institutional Class	3,149,546
	TOTAL MUTUAL FUNDS (Cost - $7,489,382)	7,612,748

	EXCHANGE TRADED FUNDS - 88.76%
	DEBT FUNDS - 24.10%
127,378	SPDR Doubleline Total Return Tactical ETF	6,056,824
99,533	VanEck Vectors Fallen Angel High Yield Bond ETF	2,854,606
118,268	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,012,921
65,379	Vanguard Intermediate-Term Bond ETF	5,293,738
27,414	Vanguard Short-Term Bond ETF	2,144,049
		18,362,138
	EQUITY FUNDS - 64.66%
63,750	FlexShares Morningstar Emerging Markets Factor Tilt Index	3,436,527
90,615	JPMorgan Diversified Return International Equity ETF	5,219,424
105,550	Schwab International Small-Cap Equity ETF	3,807,188
180,261	Schwab U.S. Large-Cap Growth ETF	13,660,179
199,731	Schwab U.S. Large-Cap Value ETF	10,609,711
51,561	Schwab US Small-Cap ETF	3,793,343
35,833	Vanguard Mid-Cap Growth ETF	4,816,313
35,413	Vanguard Mid-Cap Value ETF	3,911,720
		49,254,405
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $65,097,245)	67,616,543

	SHORT-TERM INVESTMENT - 0.95%
	MONEY MARKET FUND
724,308	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.81% +	724,308
	(Cost - $724,308)

	TOTAL INVESTMENTS - 99.70% (Cost - $73,310,935)	$75,953,599
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.30%	223,603
	TOTAL NET ASSETS - 100.00%	$76,177,202

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund

PORTFOLIO OF INVESTMENTS

June 30, 2018

Shares		Value

	MUTUAL FUNDS - 9.37%
61,547	AllianzGI Structured Return Fund - Institutional Class	$979,218
93,158	AQR Style Premia Alternative LV Fund - Class I	951,142
71,859	JPMorgan Hedged Equity Fund - Institutional Class	1,398,381
	TOTAL MUTUAL FUNDS - (Cost - $3,288,917)	3,328,741

	EXCHANGE TRADED FUNDS - 89.29%
	DEBT FUNDS - 10.24%
35,034	SPDR Doubleline Total Return Tactical ETF	1,665,867
44,742	VanEck Vectors Fallen Angel High Yield Bond ETF	1,283,201
8,516	Vanguard Intermediate-Term Bond ETF	689,540
		3,638,608
	EQUITY FUNDS - 79.05%
34,995	FlexShares Morningstar Emerging Markets Factor Tilt Index	1,886,451
52,668	JPMorgan Diversified Return International Equity ETF	3,033,677
57,751	Schwab International Small-Cap Equity ETF	2,083,079
99,979	Schwab U.S. Large-Cap Growth ETF	7,576,409
117,467	Schwab U.S. Large-Cap Value ETF	6,239,847
33,685	Schwab US Small-Cap ETF	2,478,205
21,744	Vanguard Mid-Cap Growth ETF	2,922,611
16,932	Vanguard Mid-Cap Value ETF	1,870,309
		28,090,588
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $30,143,345)	31,729,196

	SHORT-TERM INVESTMENT - 1.28%
	MONEY MARKET FUND
454,308	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.81% +	454,308
	(Cost - $454,308)

	TOTAL INVESTMENTS - 99.94% (Cost - $33,886,570)	$35,512,245
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.06%	20,209
	TOTAL NET ASSETS - 100.00%	$35,532,454

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS

June 30, 2018

Shares		Value

	MUTUAL FUNDS - 5.50%
18,287	AllianzGI Structured Return Fund - Institutional Class	$290,943
27,721	AQR Style Premia Alternative LV Fund - Class I	283,029
16,067	JPMorgan Hedged Equity Fund - Institutional Class	312,671
	TOTAL MUTUAL FUNDS - (Cost - $887,564)	886,643

	EXCHANGE TRADED FUNDS - 91.01%
	DEBT FUNDS - 2.66%
14,940	VanEck Vectors Fallen Angel High Yield Bond ETF	428,479

	EQUITY FUNDS - 88.35%
19,834	FlexShares Morningstar Emerging Markets Factor Tilt Index	1,069,177
24,421	JPMorgan Diversified Return International Equity ETF	1,406,650
29,230	Schwab International Small-Cap Equity ETF	1,054,326
49,888	Schwab U.S. Large-Cap Growth ETF	3,780,513
55,180	Schwab U.S. Large-Cap Value ETF	2,931,162
19,497	Schwab US Small-Cap ETF	1,434,394
11,946	Vanguard Mid-Cap Growth ETF	1,605,662
8,709	Vanguard Mid-Cap Value ETF	961,996
		14,243,880
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $14,066,765)	14,672,359

	SHORT-TERM INVESTMENT - 1.90%
	MONEY MARKET FUND
306,522	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.81% +	306,522
	(Cost - $306,522)

	TOTAL INVESTMENTS - 98.41% (Cost - $15,260,851)	$15,865,524
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.59%	256,662
	TOTAL NET ASSETS - 100.00%	$16,122,186

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$7,543,564	$25,250,562	$73,310,935	$33,886,570	$15,260,851
Investments in Securities at Value	$7,531,530	$25,726,861	$75,953,599	$35,512,245	$15,865,524
Cash	4,348	28,197	111,105	64,608	31,724
Due from Advisor	52,717	22,925	—	44,998	42,804
Receivable for Fund Shares Sold	—	1,727	272,434	78,115	209,186
Dividends and Interest Receivable	190	917	1,686	966	670
Prepaid Expenses and Other Assets	23,759	18,691	29,305	27,148	22,502
Total Assets	7,612,544	25,799,318	76,368,129	35,728,080	16,172,410

Liabilities:
Payable for Securities Purchased	—	—	52,961	163,731	21,013
Redemptions Payable	—	—	23,706	331	—
Payable to Related Parties	6,071	9,327	38,978	8,256	5,945
Accrued Advisory Fees	—	—	39,907	—	—
Accrued Distribution Fees	3,176	999	6,151	2,100	1,433
Accrued Expenses and Other Liabilities	21,618	21,583	29,224	21,208	21,833
Total Liabilities	30,865	31,909	190,927	195,626	50,224

Net Assets	$7,581,679	$25,767,409	$76,177,202	$35,532,454	$16,122,186

Composition of Net Assets:
At June 30, 2018, Net Assets consisted of:
Paid-in-Capital	$7,583,263	$25,317,499	$72,963,482	$33,638,193	$15,367,250
Accumulated Net Investment Income	—	—	—	74,828	44,675
Accumulated Net Realized Gain (Loss) From Security Transactions	10,450	(26,389)	571,056	193,758	105,588
Net Unrealized Appreciation (Depreciation) on Investments	(12,034)	476,299	2,642,664	1,625,675	604,673
Net Assets	$7,581,679	$25,767,409	$76,177,202	$35,532,454	$16,122,186

Class A Net Assets	$1,023,931	$1,478,005	$1,384,802	$576,414	$81,333
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	97,207	135,502	120,321	47,817	6,335
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$10.53	$10.91	$11.51	$12.05	$12.84
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$11.08	$11.48	$12.12	$12.68	$13.52

Class C Net Assets	$272,811	$60,875	$492,109	$183,912	$151,678
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	26,078	5,613	43,208	15,459	12,103
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.46	$10.85	$11.39	$11.90	$12.53

Class I Net Assets	$6,284,937	$24,228,529	$74,300,291	$34,772,128	$15,889,175
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	597,713	2,209,447	6,446,869	2,885,836	1,253,863
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.51	$10.97	$11.53	$12.05	$12.67

(a)	On investments of $50,000 or more, the offering price is reduced

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2018

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$170,183	$464,592	$1,409,938	$542,503	$223,117
Interest Income	1,782	6,109	17,615	8,257	3,538
Total Investment Income	171,965	470,701	1,427,553	550,760	226,655

Expenses:
Investment Advisory Fees	32,274	92,357	293,073	119,767	53,482
Distribution Fees - Class A	2,068	3,073	3,343	1,329	195
Distribution Fees - Class C	2,683	559	4,714	1,688	1,488
Registration & Filing Fees	23,271	30,704	53,733	27,176	23,804
Audit Fees	14,200	14,369	14,200	14,200	14,200
Trustees’ Fees	13,354	13,472	16,744	12,790	12,891
Administration Fees	12,898	31,276	105,789	40,124	19,974
Legal Fees	8,254	8,689	10,917	9,138	7,954
Transfer Agent Fees	7,822	13,199	43,479	16,091	7,942
Chief Compliance Officer Fees	6,690	7,725	13,216	9,244	7,048
Custody Fees	5,417	5,363	6,862	4,946	5,000
Printing Expense	1,239	3,600	12,496	4,109	320
Shareholder Servicing Fees	507	11	767	448	510
Insurance Expense	104	204	1,003	404	1,258
Miscellaneous Expenses	4,046	4,193	8,561	5,047	4,409
Total Expenses	134,827	228,794	588,897	266,501	160,475
Less: Expenses Waived/Reimbursed by the Adviser	(81,601)	(86,324)	(140,516)	(83,388)	(78,399)
Net Expenses	53,226	142,470	448,381	183,113	82,076
Net Investment Income	118,739	328,231	979,172	367,647	144,579

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	27,864	63,254	869,084	249,462	155,781
Capital Gain Distributions from Other Investment Companies	2,039	4,075	11,701	3,473	1,046

Net Change in Unrealized Appreciation (Depreciation) on Investments	(64,344)	127,716	1,291,682	938,281	517,271
Net Realized and Unrealized Gain (Loss) on Investments	(34,441)	195,045	2,172,467	1,191,216	674,098

Net Increase in Net Assets Resulting From Operations	$84,298	$523,276	$3,151,639	$1,558,863	$818,677

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
Operations:
Net Investment Income	$118,739	$22,953
Net Realized Gain on Investments	27,864	1,538
Capital Gain Distributions from Other Investment Companies	2,039	1,292
Net Change in Unrealized Appreciation (Depreciation) on Investments	(64,344)	48,249
Net Increase in Net Assets Resulting From Operations	84,298	74,032

Distributions to Shareholders From:
Net investment income
Class A	(13,890)	(3,869)
Class C	(3,351)	(150)
Class I	(108,825)	(14,986)
Net realized gains:
Class A	(2,003)	—
Class C	(766)	—
Class I	(15,551)	—
Total Distributions to Shareholders	(144,386)	(19,005)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (29,960 and 80,728 shares, respectively)	317,164	842,868
Distributions Reinvested (1,432 and 351 shares, respectively)	15,275	3,703
Payment for Shares Redeemed (27,382 and 932 shares, respectively)	(292,490)	(9,832)
Class C
Proceeds from Shares Issued (1,618 and 10,317 shares, respectively)	17,400	106,332
Distributions Reinvested (217 and 8 shares, respectively)	2,302	79
Class I
Proceeds from Shares Issued (378,442 and 319,227 shares, respectively)	4,029,376	3,344,362
Distributions Reinvested (11,019 and 1,228 shares, respectively)	117,366	12,916
Payment for Shares Redeemed (105,760 and 6,791 shares, respectively)	(1,126,502)	(71,590)
Total Capital Share Transactions	3,079,891	4,228,838

Total Increase in Net Assets	3,019,803	4,283,865

Net Assets:
Beginning of Year	4,561,876	278,011
End of Year (including accumulated net investment income of $0 and $4,591, respectively)	$7,581,679	$4,561,876

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
Operations:
Net Investment Income	$328,231	$80,446
Net Realized Gain on Investments	63,254	10,047
Capital Gain Distributions from Other Investment Companies	4,075	3,158
Net Change in Unrealized Appreciation on Investments	127,716	325,301
Net Increase in Net Assets Resulting From Operations	523,276	418,952

Distributions to Shareholders From:
Net investment income
Class A	(18,756)	(9,946)
Class C	(654)	(125)
Class I	(313,166)	(77,763)
Net realized gains:
Class A	(5,502)	—
Class C	(305)	—
Class I	(84,357)	—
Total Distributions to Shareholders	(422,740)	(87,834)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (39,345 and 60,659 shares, respectively)	431,706	623,317
Distributions Reinvested (1,896 and 750 shares, respectively)	20,829	7,977
Payment for Shares Redeemed (14,571 and 28,089 shares, respectively)	(160,751)	(295,250)
Class C
Proceeds from Shares Issued (2,778 and 1,453 shares, respectively)	30,000	15,375
Distributions Reinvested (88 and 12 shares, respectively)	959	125
Class I
Proceeds from Shares Issued (1,566,386 and 962,999 shares, respectively)	17,284,925	10,133,322
Distributions Reinvested (32,819 and 5,997 shares, respectively)	362,244	64,107
Payment for Shares Redeemed (318,447 and 47,303 shares, respectively)	(3,523,955)	(501,844)
Total Capital Share Transactions	14,445,957	10,047,129

Total Increase in Net Assets	14,546,493	10,378,247

Net Assets:
Beginning of Year	11,220,916	842,669
End of Year (including accumulated net investment income of $0 and $0, respectively)	$25,767,409	$11,220,916

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
Operations:
Net Investment Income	$979,172	$228,288
Net Realized Gain on Investments	869,084	17,939
Capital Gain Distributions from Other Investment Companies	11,701	5,825
Net Change in Unrealized Appreciation on Investments	1,291,682	1,298,071
Net Increase in Net Assets Resulting From Operations	3,151,639	1,550,123

Distributions to Shareholders From:
Net investment income
Class A	(22,911)	(8,066)
Class C	(5,941)	(448)
Class I	(971,645)	(213,745)
Net realized gains:
Class A	(6,534)	—
Class C	(2,294)	—
Class I	(273,830)	—
Total Distributions to Shareholders	(1,283,155)	(222,259)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (30,891 and 87,696 shares, respectively)	357,220	929,643
Distributions Reinvested (2,302 and 582 shares, respectively)	26,471	6,338
Payment for Shares Redeemed (33,008 and 21,484 shares, respectively)	(374,801)	(231,009)
Class C
Proceeds from Shares Issued (3,755 and 14,234 shares, respectively)	42,980	148,306
Distributions Reinvested (705 and 40 shares, respectively)	8,052	438
Payment for Shares Redeemed (2,049 and 11,129 shares, respectively)	(23,259)	(114,087)
Class I
Proceeds from Shares Issued (3,392,923 and 3,616,948 shares, respectively)	39,051,242	38,773,934
Distributions Reinvested (98,180 and 17,351 shares, respectively)	1,131,950	189,124
Payment for Shares Redeemed (629,413 and 115,617 shares, respectively)	(7,276,845)	(1,246,330)
Total Capital Share Transactions	32,943,010	38,456,357

Total Increase in Net Assets	34,811,494	39,784,221

Net Assets:
Beginning of Year	41,365,708	1,581,487
End of Year (including accumulated net investment income of $0 and $9,812, respectively)	$76,177,202	$41,365,708

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
Operations:
Net Investment Income	$367,647	$83,087
Net Realized Gain on Investments	249,462	8,360
Capital Gain Distributions from Other Investment Companies	3,473	1,341
Net Change in Unrealized Appreciation on Investments	938,281	670,460
Net Increase in Net Assets Resulting From Operations	1,558,863	763,248

Distributions to Shareholders From:
Net investment income
Class A	(5,684)	(1,362)
Class C	(1,208)	—
Class I	(255,034)	(81,196)
Net realized gains:
Class A	(2,284)	—
Class C	(719)	—
Class I	(93,414)	—
Total Distributions to Shareholders	(358,343)	(82,558)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (35,426 and 19,772 shares, respectively)	420,503	215,431
Distributions Reinvested (663 and 121 shares, respectively)	7,962	1,361
Payments for Shares Redeemed (15,599 and 8,823 shares, respectively)	(189,403)	(93,192)
Class C
Proceeds from Shares Issued (6,555 and 919 shares, respectively)	78,682	9,805
Distributions Reinvested (134 and 0 shares, respectively)	1,593	—
Payments for Shares Redeemed (3,898 and 545 shares, respectively)	(46,689)	(5,711)
Class I
Proceeds from Shares Issued (1,934,682 and 1,234,738 shares, respectively)	23,030,889	13,258,763
Distributions Reinvested (26,621 and 6,646 shares, respectively)	318,914	74,772
Payments for Shares Redeemed (273,389 and 53,346 shares, respectively)	(3,233,261)	(582,750)
Total Capital Share Transactions	20,389,190	12,878,479

Total Increase in Net Assets	21,589,710	13,559,169

Net Assets:
Beginning of Year	13,942,744	383,575
End of Year (including accumulated net investment income of $74,828and $2,110, respectively)	$35,532,454	$13,942,744

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
Operations:
Net Investment Income	$144,579	$23,132
Net Realized Gain on Investments	155,781	10,712
Capital Gain Distributions from Other Investment Companies	1,046	77
Net Change in Unrealized Appreciation on Investments	517,271	76,158
Net Increase in Net Assets Resulting From Operations	818,677	110,079

Distributions to Shareholders From:
Net investment income
Class A	(944)	—
Class C	(513)	—
Class I	(121,503)	—
Net realized gains:
Class A	(467)	—
Class C	(834)	—
Class I	(53,010)	—
Total Distributions to Shareholders	(177,271)	—

Capital Share Transactions:
Class A
Proceeds from Shares Issued (3,365 and 4,210 shares, respectively)	42,516	47,533
Distributions Reinvested (111 and 0 shares, respectively)	1,410	—
Payment for Shares Redeemed (1,593 and 1,889 shares, respectively)	(20,245)	(19,517)
Class C
Proceeds from Shares Issued (28 and 0 shares, respectively)	339	—
Distributions Reinvested (108 and 0 shares, respectively)	1,347	—
Payment for Shares Redeemed (0 and 1 share, respectively)	—	(15)
Class I
Proceeds from Shares Issued (700,987 and 641,364 shares, respectively)	8,840,704	7,439,662
Distributions Reinvested (13,705 and 0 shares, respectively)	172,404	—
Payment for Shares Redeemed (97,514 and 8,160 shares, respectively)	(1,220,207)	(92,685)
Total Capital Share Transactions	7,818,268	7,374,978

Total Increase in Net Assets	8,459,674	7,485,057

Net Assets:
Beginning of Year	7,662,512	177,455
End of Year (including accumulated net investment income of $44,675 and $23,056, respectively)	$16,122,186	$7,662,512

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A				Class C
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016*		June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.59	$10.19	$10.00		$10.54	$10.17	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.17	0.14	0.09		0.10	0.06	(0.02)
Net gain (loss) from securities (both realized and unrealized)	(0.01)	0.32	0.10		(0.02)	0.32	0.19
Total from operations	0.16	0.46	0.19		0.08	0.38	0.17

Distributions to shareholders from
Net investment income	(0.19)	(0.06)	—		(0.13)	(0.01)	—
Realized gains	(0.03)	—	—		(0.03)	—	—
Total distributions	(0.22)	(0.06)	—		(0.16)	(0.01)	—

Net Asset Value, End of Period	$10.53	$10.59	$10.19		$10.46	$10.54	$10.17

Total Return (b)(f)	1.46%	4.50%	1.90	% (e)	0.74%	3.71%	1.70	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,024	$987	$133		$273	$256	$142
Ratio of expenses to average net assets,
before reimbursement (d)	2.26%	5.84%	88.37	% (c)	3.01%	8.13%	89.12	% (c)
net of reimbursement (d)	1.00%	1.00%	1.75	% (c)	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.63%	1.31%	1.04	% (c)	0.93%	0.63%	(0.18	)% (c)
Portfolio turnover rate	27.38%	2.91%	44.11	% (e)	27.38%	2.91%	44.11	% (e)

	Class I
	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.57	$10.19	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.20	0.16	0.12
Net gain from securities (both realized and unrealized)	(0.02)	0.29	0.07
Total from operations	0.18	0.45	0.19

Distributions to shareholders from
Net investment income	(0.21)	(0.07)	—
Realized gains	(0.03)	—	—
Total distributions	(0.24)	(0.07)	—

Net Asset Value, End of Period	$10.51	$10.57	$10.19

Total Return (b)(f)	1.67%	4.45%	1.90	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$6,285	$3,319	$4
Ratio of expenses to average net assets,
before reimbursement (d)	2.01%	4.06%	88.12	% (c)
net of reimbursement (d)	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.91%	1.52%	1.40	% (c)
Portfolio turnover rate	27.38%	2.91%	44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth
Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A				Class C
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016*		June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.74	$10.06	$10.00		$10.71	$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.16	0.13	0.04		0.10	0.05	0.16
Net gain (loss) from securities (both realized and unrealized)	0.24	0.64	0.02		0.22	0.65	(0.10)
Total from operations	0.40	0.77	0.06		0.32	0.70	0.06

Distributions to shareholders from:
Net investment income	(0.17)	(0.09)	—		(0.12)	(0.05)	—
Realized gains	(0.06)	—	—		(0.06)	—	—
Total distributions	(0.23)	(0.09)	—		(0.18)	(0.05)	—

Net Asset Value, End of Period	$10.91	$10.74	$10.06		$10.85	$10.71	$10.06

Total Return (b)(f)	3.68%	7.62%	0.60	% (e)	2.91%	6.92%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,478	$1,169	$759		$61	$29	$13
Ratio of expenses to average net assets,
before reimbursement (d)	1.46%	4.38%	26.54	% (c)	2.21%	4.90%	27.29	% (c)
net of reimbursement (d)	1.00%	1.00%	1.75	% (c)	1.75%	1.75%	2.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.50%	1.23%	0.47	% (c)	0.87%	0.44%	1.84	% (c)
Portfolio turnover rate	23.87%	3.85%	67.12	% (e)	23.87%	3.85%	67.12	% (e)

	Class I
	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.79	$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.20	0.16	0.09
Net gain (loss) from securities (both realized and unrealized)	0.23	0.68	(0.03)
Total from operations	0.43	0.84	0.06

Distributions to shareholders from:
Net investment income	(0.19)	(0.11)	—
Realized gains	(0.06)	—	—
Total distributions	(0.25)	(0.11)	—

Net Asset Value, End of Period	$10.97	$10.79	$10.06

Total Return (b)(f)	3.97%	8.34%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$24,229	$10,022	$70
Ratio of expenses to average net assets,
before reimbursement (d)	1.22%	2.38%	26.29	% (c)
net of reimbursement (d)	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.80%	1.51%	1.01	% (c)
Portfolio turnover rate	23.87%	3.85%	67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A				Class C
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016*		June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.06	$10.05	$10.00		$10.98	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.16	0.12	0.03		0.07	0.03	(0.03)
Net gain from securities (both realized and unrealized)	0.55	0.96	0.02		0.54	0.96	0.03
Total from operations	0.71	1.08	0.05		0.61	0.99	—

Distributions to shareholders from
Net investment income	(0.20)	(0.07)	—		(0.14)	(0.01)	—
Realized gains	(0.06)	—	—		(0.06)	—	—
Total distributions	(0.26)	(0.07)	—		(0.20)	(0.01)	—

Net Asset Value, End of Period	$11.51	$11.06	$10.05		$11.39	$10.98	$10.00

Total Return (b)(f)	6.39%	10.74%	0.50	% (e)	5.57%	9.91%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,385	$1,329	$536		$492	$448	$376
Ratio of expenses to average net assets,
before reimbursement (d)	1.24%	2.88%	19.78	% (c)	1.99%	4.16%	20.53	% (c)
net of reimbursement (d)	1.00%	1.00%	1.75	% (c)	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.40%	1.13%	0.40	% (c)	0.66%	0.29%	(0.39	)% (c)
Portfolio turnover rate	25.45%	2.89%	89.86	% (e)	25.45%	2.89%	89.86	% (e)

	Class I
	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.04	$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.19	0.16	(0.02)
Net gain from securities (both realized and unrealized)	0.55	0.91	0.08
Total from operations	0.74	1.07	0.06

Distributions to shareholders from
Net investment income	(0.19)	(0.09)	—
Realized gains	(0.06)	—	—
Total distributions	(0.25)	(0.09)	—

Net Asset Value, End of Period	$11.53	$11.04	$10.06

Total Return (b)(f)	6.71%	10.62%	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$74,300	$39,589	$669
Ratio of expenses to average net assets,
before reimbursement (d)	0.99%	1.76%	19.53	% (c)
net of reimbursement (d)	0.75%	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.68%	1.50%	(0.18	)% (c)
Portfolio turnover rate	25.45%	2.89%	89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A				Class C
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016*		June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.29	$10.00	$10.00		$11.19	$9.94	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.15	0.11	0.03		0.06	0.02	(0.03)
Net gain (loss) from securities (both realized and unrealized)	0.79	1.23	(0.03	) (f)	0.78	1.23	(0.03	) (f)
Total from operations	0.94	1.34	0.00		0.84	1.25	(0.06)

Distributions to shareholders from
Net investment income	(0.13)	(0.05)	—		(0.08)	—	—
Realized gains	(0.05)	—	—		(0.05)	—	—
Total distributions	(0.18)	(0.05)	—		(0.13)	—	—

Net Asset Value, End of Period	$12.05	$11.29	$10.00		$11.90	$11.19	$9.94

Total Return (b)	8.29%	13.41%	0.00	% (e)	7.55%	12.58%	(0.60	)% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$576	$308	$163		$184	$142	$122
Ratio of expenses to average net assets,
before reimbursement (d)	1.35%	3.53%	46.16	% (c)	2.10%	4.48%	46.91	% (c)
net of reimbursement (d)	1.00%	1.00%	1.75	% (c)	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.27%	1.04%	0.31	% (c)	0.47%	0.21%	(0.41	)% (c)
Portfolio turnover rate	16.46%	1.78%	70.86	% (e)	16.46%	1.78%	70.86	% (e)

	Class I
	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.26	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.18	0.15	0.06
Net gain (loss) from securities (both realized and unrealized)	0.80	1.18	(0.06	) (f)
Total from operations	0.98	1.33	0.00

Distributions to shareholders from
Net investment income	(0.14)	(0.07)	—
Realized gains	(0.05)	—	—
Total distributions	(0.19)	(0.07)	—

Net Asset Value, End of Period	$12.05	$11.26	$10.00

Total Return (b)	8.70%	13.28%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$34,772	$13,493	$99
Ratio of expenses to average net assets,
before reimbursement (d)	1.10%	2.26%	45.91	% (c)
net of reimbursement (d)	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.54%	1.41%	0.65	% (c)
Portfolio turnover rate	16.46%	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth
Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A				Class C
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016*		June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.90	$10.14	$10.00		$11.61	$10.08	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.14	0.11	0.04		0.04	0.02	(0.03)
Net gain from securities (both realized and unrealized)	1.01	1.65	0.10		0.99	1.51	0.11
Total from operations	1.15	1.76	0.14		1.03	1.53	0.08

Distributions to shareholders from
Net investment income	(0.14)	—	—		(0.04)	—	—
Realized gains	(0.07)	—	—		(0.07)	—	—
Total distributions	(0.21)	—	—		(0.11)	—	—

Net Asset Value, End of Period	$12.84	$11.90	$10.14		$12.53	$11.61	$10.08

Total Return (b)	9.68%	17.36%	1.40	% (e)	8.89%	15.18%	0.80	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$81	$53	$22		$152	$139	$121
Ratio of expenses to average net assets,
before reimbursement (d)	1.71%	9.40%	51.22	% (c)	2.48%	14.24%	51.97	% (c)
net of reimbursement (d)	1.00%	1.00%	1.75	% (c)	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(f)	1.12%	1.01%	0.43	% (c)	0.31%	0.22%	(0.34	)% (c)
Portfolio turnover rate	17.45%	6.24%	79.72	% (e)	17.45%	6.24%	79.72	% (e)

	Class I
	Year Ended	Year Ended	Period Ended
	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.73	$10.11	$10.00
Gain From Operations:
Net investment income (a)	0.17	0.24	0.05
Net gain from securities (both realized and unrealized)	1.00	1.38	0.06
Total from operations	1.17	1.62	0.11

Distributions to shareholders from
Net investment income	(0.16)	—	—
Realized gains	(0.07)	—	—
Total distributions	(0.23)	—	—

Net Asset Value, End of Period	$12.67	$11.73	$10.11

Total Return (b)	9.98%	16.02%	1.10	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$15,889	$7,471	$35
Ratio of expenses to average net assets,
before reimbursement (d)	1.48%	4.80%	50.97	% (c)
net of reimbursement (d)	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(f)	1.37%	2.12%	0.60	% (c)
Portfolio turnover rate	17.45%	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS June 30, 2018

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund each a “Fund” and collectively (the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a non-diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Growth and Income Fund’s investment objective is to provide long-term growth of capital; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$890,199	$—	$—	$890,199
Exchange Traded Funds	6,491,513	—	—	6,491,513
Short-Term Investment	149,818	—	—	149,818
Total	$7,531,530	$—	$—	$7,531,530

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,984,122	$—	$—	$2,984,122
Exchange Traded Funds	22,473,547	—	—	22,473,547
Short-Term Investment	269,192	—	—	269,192
Total	$25,726,861	$—	$—	$25,726,861

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,612,748	$—	$—	$7,612,748
Exchange Traded Funds	67,616,543	—	—	67,616,543
Short-Term Investment	724,308	—	—	724,308
Total	$75,953,599	$—	$—	$75,953,599

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,328,741	$—	$—	$3,328,741
Exchange Traded Funds	31,729,196	—	—	31,729,196
Short-Term Investment	454,308	—	—	454,308
Total	$35,512,245	$—	$—	$35,512,245

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$886,643	$—	$—	$886,643
Exchange Traded Funds	14,672,359	—	—	14,672,359
Short-Term Investment	306,522	—	—	306,522
Total	$15,865,524	$—	$—	$15,865,524

The Funds did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period for the Funds. It is the Funds’ policy to record transfers into or out any level at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2018

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2016 and June 30, 2017 or expected to be taken in the Funds’ June 30, 2018 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$4,679,691	$1,721,615
Ladenburg Income & Growth Fund	18,655,881	4,311,148
Ladenburg Growth & Income Fund	47,465,179	14,598,889
Ladenburg Growth Fund	24,211,094	3,869,366
Ladenburg Aggressive Growth Fund	9,232,603	1,836,396

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2018

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc. (LTAM) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the year ended June 30, 2018, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$32,274
Ladenburg Income & Growth Fund	92,357
Ladenburg Growth & Income Fund	293,073
Ladenburg Growth	119,767
Ladenburg Aggressive Growth Fund	53,482

The Funds’ Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2018, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the adviser) of each Fund does not exceed 1.00%, 1.75% and 0.75% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the year ended June 30, 2018, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$81,601
Ladenburg Income & Growth Fund	86,324
Ladenburg Growth & Income Fund	140,516
Ladenburg Growth Fund	83,388
Ladenburg Aggressive Growth Fund	78,399

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.

During the year ended June 30, 2018, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2019	June 30, 2020	June 30, 2021
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$48,610	$69,109	$81,601	$199,320
Ladenburg Income & Growth Fund	70,899	109,842	86,324	267,065
Ladenburg Growth & Income Fund	95,038	173,575	140,516	409,129
Ladenburg Growth Fund	56,571	95,255	83,388	235,214
Ladenburg Aggressive Growth Fund	50,363	61,270	78,399	190,032

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2018

The Trust, with respect to the Funds, has adopted a Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the year ended June 30, 2018, the Funds were charged pursuant to the Plan as follows:

Fund	12b-1 Fees
Ladenburg Income Fund	$4,751
Ladenburg Income & Growth Fund	3,632
Ladenburg Growth & Income Fund	8,057
Ladenburg Growth Fund	3,017
Ladenburg Aggressive Growth Fund	1,683

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended June 30, 2018, the Distributor received $8,041, $16,785, $12,435, $16,694, and $1,536 for Ladenburg Income, Ladenburg Income & Growth, Ladenburg Growth & Income, Ladenburg Growth, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income, Ladenburg Income & Growth, Ladenburg Growth & Income, Ladenburg Growth, and Ladenburg Aggressive Growth Fund $1,748, $2,999, $2,257, $2,806, and $286 was retained by the principal underwriter or other affiliated broker-dealers.

Gemini Fund Services, LLC (“GFS”),

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”),

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, Ladenburg Thalmann & Co, Inc., an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the year ended June 30, 2018.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2018

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of June 30, 2018, National Financial Services held 83.31%, 82.79%, 83.14%, 80.79% and 48.22% of the Ladenburg Income, Ladenburg Income & Growth, Ladenburg Growth & Income, Ladenburg Growth, and Ladenburg Aggressive Growth Fund, respectively, and TD Ameritrade, Inc. held 42.47% of the Ladenburg Aggressive Growth Fund and may be deemed to control the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Ladenburg Income Fund	$7,544,050	$155,463	$(167,983)	$(12,520)
Ladenburg Income & Growth Fund	25,250,592	893,236	(416,967)	476,269
Ladenburg Growth & Income Fund	73,310,938	3,576,354	(933,693)	2,642,661
Ladenburg Growth Fund	33,886,570	1,879,169	(253,494)	1,625,675
Ladenburg Aggressive Growth Fund	15,260,857	710,175	(105,508)	604,667

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2018 and June 30, 2017 was as follows:

	For the year ended June 30, 2018:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$123,641	$20,745	$—	$144,386
Ladenburg Income & Growth Fund	373,212	46,528	3,000	422,740
Ladenburg Growth & Income Fund	998,776	284,379	—	1,283,155
Ladenburg Growth Fund	317,021	41,322	—	358,343
Ladenburg Aggressive Growth Fund	157,657	19,614	—	177,271

	For the year ended June 30, 2017:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$19,005	$—	$—	$19,005
Ladenburg Income & Growth Fund	83,369	—	4,465	87,834
Ladenburg Growth & Income Fund	222,259	—	—	222,259
Ladenburg Growth Fund	82,558	—	—	82,558
Ladenburg Aggressive Growth Fund	—	—	—	—

As of June 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Ladenburg Income Fund	$—	10,936	$—	$(12,520)	$(1,584)
Ladenburg Income & Growth Fund	—	—	(26,359)	476,269	449,910
Ladenburg Growth & Income Fund	—	571,059	—	2,642,661	3,213,720
Ladenburg Growth Fund	74,828	193,758	—	1,625,675	1,894,261
Ladenburg Aggressive Growth Fund	61,860	88,409	—	604,667	754,936

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2018

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Ladenburg Income Fund	$—
Ladenburg Income & Growth Fund	26,359
Ladenburg Growth & Income Fund	—
Ladenburg Growth Fund	—
Ladenburg Aggressive Growth Fund	—

At June 30, 2018, none of the Funds had capital loss carry forwards for federal income tax purposes. The Ladenburg Growth & Income Fund and Ladenburg Income & Growth Fund utilized capital loss carryforwards of $15,555 and $2,802, respectively, during the fiscal year ended June 30, 2018.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, taxable Fund over distributions and prior fiscal year end tax return updates related to tax adjustments for underlying investment companies, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2018 as follows:

	Paid	Accumulated	Accumulated
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Ladenburg Income Fund	$—	$2,736	$(2,736)
Ladenburg Income & Growth Fund	(3,623)	4,345	(722)
Ladenburg Growth & Income Fund	—	11,513	(11,513)
Ladenburg Growth Fund	—	(33,003)	33,003
Ladenburg Aggressive Growth Fund	—	—	—

8.	SUBSEQUENT EVENTS

Subsequent events have been evaluated after the date of the Statements of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust and the Shareholders of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from August 24, 2015 (commencement of operations) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the two-year period then ended and for the period August 24, 2015 through June 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and by other appropriate procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust since 2006.

Philadelphia, Pennsylvania

August 29, 2018

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2018

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning January 1, 2018 and held through June 30, 2018.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	01/01/18	6/30/18	Period*	6/30/18	Period*
Ladenburg Income Fund	1.00%	$1,000.00	$985.90	$4.92	$1,019.84	$5.01
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$990.60	$4.94	$1,019.84	$5.01
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$995.80	$4.95	$1,019.84	$5.01
Ladenburg Growth Fund	1.00%	$1,000.00	$1,001.70	$4.96	$1,019.84	$5.01
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$1,005.48	$4.97	$1,019.84	$5.01

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$982.40	$8.60	$1,016.12	$8.75
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$987.60	$8.62	$1,016.12	$8.75
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$991.70	$8.64	$1,016.12	$8.75
Ladenburg Growth Fund	1.75%	$1,000.00	$998.30	$8.67	$1,016.12	$8.75
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$1,000.80	$8.68	$1,016.12	$8.75

Class I
Ladenburg Income Fund	0.75%	$1,000.00	$986.70	$3.69	$1,021.08	$3.76
Ladenburg Income & Growth Fund	0.75%	$1,000.00	$992.40	$3.71	$1,021.08	$3.76
Ladenburg Growth & Income Fund	0.75%	$1,000.00	$997.27	$3.71	$1,021.08	$3.76
Ladenburg Growth Fund	0.75%	$1,000.00	$1,003.30	$3.73	$1,021.08	$3.76
Ladenburg Aggressive Growth Fund	0.75%	$1,000.00	$1,005.60	$3.73	$1,021.08	$3.76

* Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended June (181) divided by the number of days in the fiscal year (365).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); previously, AdvisorOne Funds (2004-2013); and The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009- 2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Interested Trustees and Officer

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration (2012- Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of June 30, 2018, the Trust was comprised of 80 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-803-6583.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018 - $62,500

2017 - $60,000

(b)	Audit-Related Fees

2018 – None

2017 – None

(c)	Tax Fees

2018 - $11,000

2017 - $11,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 – None

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2018	2017
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $11,000

2017 - $11,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/7/18

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/7/18